Subsequent Events Purchase of Business Property Lending, Inc - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsequent Event [Line Items]
Mortgage Servicing Rights MSR Net	$ 415,962	$ 489,496	$ 573,196
Subsequent Event | Business Property Lending, Inc. [Member]
Subsequent Event [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price	2,406,000
Mortgage Servicing Rights MSR Net	2,813,000
Subsequent Event | Business Property Lending, Inc. [Member] | Commercial and Commercial Real Estate
Subsequent Event [Line Items]
Loans and Leases Receivable, Gross	$ 2,320,000